S000043040 [Member] Expense Example - iShares Currency Hedged MSCI EAFE ETF - iShares Currency Hedged MSCI EAFE ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 685